K&L|GATES

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street NW

Washington, DC 20006-1600

T 202.778.9000   www.klgates.com

April 30, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Direxion Shares ETF Trust

Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Direxion Shares ETF Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Trust’s initial Registration Statement on Form N-1A, including the exhibits thereto.

Prior to this filing, the Trust transmitted for filing with the Securities and Exchange Commission under the 1940 Act the Trust’s Notification of Registration on Form N-8A.

Please do not hesitate to call me at (202) 778-9187 if you have any questions relating to this filing.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Enclosures